GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2024
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Employee compensation and benefits	$151	$172	$320	$318
Management fees	71	77	142	153
Professional fees	45	40	86	78
Facilities and technology	16	12	31	26
Transaction costs	20	17	26	28
Other	38	34	76	81
Total general and administrative expense	$341	$352	$681	$684